Segment and geographic information - Assets by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total assets	$ 2,361,257	$ 2,293,954
Reportable Geographical Segments
Segment Reporting Information [Line Items]
Total assets	2,329,590	2,307,509
Reportable Geographical Segments | Brazil
Segment Reporting Information [Line Items]
Total assets	1,083,700	1,102,009
Reportable Geographical Segments | NOLAD
Segment Reporting Information [Line Items]
Total assets	679,682	691,534
Reportable Geographical Segments | SLAD
Segment Reporting Information [Line Items]
Total assets	566,208	513,966
Corporate and Others
Segment Reporting Information [Line Items]
Total assets	134,020	95,802
Purchase Price Allocation
Segment Reporting Information [Line Items]
Total assets	$ (102,353)	$ (109,357)